Related Party Transactions - Summary Of Accounts Receivable Related Party Debt Allowance For Credit Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	¥ 132,881
(Reverse)/Addition	677	$ 93	¥ 12,243	¥ 19,266
Foreign Exchange effect	(1,038)	(142)	(1,319)
Total	142,834	19,568	132,881
Account Receivable Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	35,582	4,875	67,089
(Reverse)/Addition	1,128	155	(30,534)
Amounts written off			(1,026)
Foreign Exchange effect	137	19	53
Total	¥ 36,847	$ 5,049	¥ 35,582	¥ 67,089